Consolidated Statements of Cash Flows (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2010 JPY (¥)
Carrying values, other marketable securities	$ 1,044	¥ 86,000	¥ 5,000